Investment Strategy	Dec. 31, 2025
Money Market Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]
The Fund will invest no less than 99.5% of its total assets in government securities, cash or repurchase agreements that are collateralized fully by government securities or cash.
Government securities generally are securities that are issued or guaranteed as to principal and interest by the U.S. Government or by one of its agencies or instrumentalities. Some government securities are backed by the full faith and credit of the U.S. Government. Some government securities are not backed by the full faith and credit of the U.S. Government but rather are supported by the issuer’s ability to borrow from the U.S. Treasury, by only the credit of the issuer, or by the United States in some other way. The Fund intends to operate as a “government money market fund” in compliance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).
Under Rule 2a-7, the Fund may invest only in U.S. dollar-denominated securities that are determined to present minimal credit risk and meet certain other criteria, including relating to maturity, diversification, liquidity and credit quality. For example, the Fund invests in securities that generally have remaining maturities of 397 days or less and will have a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life to maturity of 120 days or less. The Fund also maintains sufficient portfolio liquidity to meet reasonably foreseeable redemption requests. The Fund seeks to maintain a stable net asset value (“NAV”) of $1.00 per share and its portfolio is valued using the amortized cost method as permitted by Rule 2a-7. As a government money market fund, the Fund is not required to impose liquidity fees. The Fund’s Board, however, may elect to impose such fees in the future if it believes such measures are appropriate and in the best interests of the Fund and its shareholders.

Strategy Portfolio Concentration [Text]	The Fund will invest no less than 99.5% of its total assets in government securities, cash or repurchase agreements that are collateralized fully by government securities or cash.
Limited Maturity Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in short- to intermediate-term investment grade debt securities of U.S. government and corporate issuers, including mortgage-backed and asset-backed securities. Investment grade debt securities are those securities rated BBB- or higher by S&P, Baa3 or higher by Moody’s, or the equivalent by any other nationally recognized statistical rating organization (“NRSRO”), or if unrated, determined by the Adviser to be of comparable quality. The remaining assets are generally invested in other securities, including high yield securities (“junk bonds”) rated below investment grade by a NRSRO, or, if unrated, determined by the Adviser to be below investment grade or money market securities. Most assets will typically be invested in U.S. dollar-denominated bonds. The Fund may invest in derivative instruments, such as futures contracts, in keeping with the Fund’s objective.
The Adviser follows an actively managed, total-return oriented approach and seeks to invest in securities that are under-valued in the marketplace based on both a relative value analysis of individual securities combined with an analysis of macro-economic factors. The Adviser will purchase an individual security when doing so is also consistent with its macro-economic outlook, including its forecast of interest rates and its analysis of the yield curve (a measure of interest rates of securities with the same quality, but different maturities). The Adviser will seek to opportunistically purchase securities to take advantage of inefficiencies of prices in the securities markets, and will sell a security when it believes that the security has been fully priced. The Adviser seeks to reduce credit risk by diversifying among many issuers and different types of securities.
The average duration of this Fund normally varies within one year (plus or minus) of the duration of the Bloomberg U.S. Government/Credit 1-3 Year Bond Index, as calculated by the Adviser. The average duration of the Bloomberg U.S. Government/Credit 1-3 Year Bond Index, as of March 31, 2026, was 1.91 years. Duration measures the sensitivity of a debt security to changes in interest rates. Generally, the longer the maturity or duration of a fixed income security (or fixed income portfolio), the more sensitive it will be to interest rate changes.
The Adviser will look for inefficiencies in the market and sell when it feels a security is fully priced. As a result, portfolio turnover can be expected to be relatively high, which may result in increased transaction costs, such as commissions, and may lower fund performance.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in short- to intermediate-term investment grade debt securities of U.S. government and corporate issuers, including mortgage-backed and asset-backed securities.
Quality Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in marketable investment grade debt securities, which are those securities rated BBB- or higher by S&P, Baa3 or higher by Moody’s, or the equivalent by any other nationally recognized statistical rating organization (“NRSRO”), or, if unrated, determined by the Adviser to be of comparable quality. The remaining assets are generally invested in other securities, including mortgage-backed and asset-backed securities, high yield securities (“junk bonds”) rated below investment grade by a NRSRO, or, if unrated, determined by the Adviser to be below investment grade, or money market securities. Most assets will typically be invested in U.S. dollar-denominated bonds. The Fund may invest in derivative instruments, such as futures contracts, in keeping with the Fund’s objective.
The Adviser follows an actively managed, total-return oriented approach and seeks to find securities that are under-valued in the marketplace based on both a relative value analysis of individual securities combined with an analysis of macro-economic factors. With this approach, the Adviser attempts to identify securities that are under-valued based on their quality, maturity, and sector in the marketplace. The Adviser will purchase an individual security when doing so is also consistent with its macro-economic outlook, including its forecast of interest rates and its analysis of the yield curve (a measure of interest rates of securities with the same quality, but different maturities). In addition, the Adviser will seek to opportunistically purchase securities to take advantage of inefficiencies of prices in the securities markets. The Adviser will sell a security when it believes that the security has been fully priced. The Adviser may engage in active and frequent trading of portfolio securities in pursuit of the Fund’s investment objective. The Adviser seeks to reduce credit risk by diversifying among many issuers and different types of securities.
The average portfolio duration of this Fund normally varies within two years (plus or minus) of the duration of the Bloomberg U.S. Aggregate Bond Index, as calculated by the Adviser. The average duration of the Bloomberg U.S. Aggregate Bond Index, as of March 31, 2026, was 5.95 years. Duration is a measure used to determine the sensitivity of a debt security to changes in interest rates. Generally, the longer the maturity or duration of a fixed income security (or fixed income portfolio), the more sensitive it will be to interest rate changes.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in marketable investment grade debt securities, which are those securities rated BBB- or higher by S&P, Baa3 or higher by Moody’s, or the equivalent by any other nationally recognized statistical rating organization (“NRSRO”), or, if unrated, determined by the Adviser to be of comparable quality.
High Yield Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a widely diversified portfolio of high yield corporate bonds (commonly known as “junk bonds”), income-producing convertible securities and preferred stocks each of which are rated below investment grade or not rated by any major credit rating agency but deemed to be below investment grade by the Adviser. High yield bonds are rated below investment grade (BB and lower, or an equivalent rating), and tend to provide high income in an effort to compensate investors for their higher risk of default, which is the failure to make required interest or principal payments. High yield bond issuers include small or relatively new companies lacking the history or capital to merit investment grade status, former blue-chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads.
The Fund’s dollar-weighted average maturity generally is expected to be in the four- to eight-year range, but will vary with market conditions. In selecting investments for the Fund, the Adviser relies extensively on its credit research analysts. The Fund intends to focus primarily on the higher-quality range (BB and B, or an equivalent rating) of the high yield market.
While most assets will typically be invested in U.S. dollar-denominated bonds, the Fund may also invest in bonds of foreign issuers. The Fund may invest up to 20% of its total assets in non-U.S. dollar-denominated securities and may invest without limitation in U.S. dollar denominated bonds of foreign issuers. The Fund may also invest in bank loans, which may include covenant-lite loans.
The Fund may engage in active and frequent trading of portfolio securities in the pursuit of its investment objective. The Fund may sell holdings for a variety of reasons, such as to adjust a portfolio’s average maturity, duration or credit quality, or to shift assets into and out of higher-yielding securities, or to reduce exposure to certain securities.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a widely diversified portfolio of high yield corporate bonds (commonly known as “junk bonds”), income-producing convertible securities and preferred stocks each of which are rated below investment grade or not rated by any major credit rating agency but deemed to be below investment grade by the Adviser.
Flexibly Managed Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]
The Fund invests primarily in stocks of established large capitalization companies. The Fund normally invests at least 50% of its total assets in stocks of U.S. companies, but also may invest in stocks of foreign companies. The remaining assets are generally invested in fixed and floating rate instruments, such as corporate and government debt (including mortgage-and asset-backed securities), high yield securities (commonly known as “junk bonds”), and bank loans. The Fund’s investments in stocks generally fall into one of two categories. The larger category comprises long-term core holdings that the Sub-Adviser considers to be underpriced in terms of company assets, earnings, or other factors at the time they are purchased. The smaller category comprises opportunistic investments whose prices the Sub-Adviser expects to rise in the short term, but not necessarily over the long term. There are no limits on the market capitalization of issuers of the stocks in which the Fund invests. Since the Sub-Adviser attempts to prevent losses as well as achieve gains, it typically uses a “value approach” in selecting investments. Its in-house research team seeks to identify companies that seem under-valued by various measures, such as price/book value, and may be temporarily out of favor but have good prospects for capital appreciation. The Sub-Adviser may establish relatively large positions in companies it finds particularly attractive. While the Fund’s sector and industry exposure is expected to vary over time, as of February 28, 2026, the Fund had significant exposure to the Information Technology Sector, and Health Care Sector, as each sector is defined by the Global Industry Classification Standard.
The Sub-Adviser works as hard to reduce risk as to maximize gains and may realize gains rather than lose them in market declines. In addition, the Sub-Adviser searches for attractive risk/reward values among all types of securities. The portion of the Fund’s investment in a particular type of security, such as common stocks, results largely from case-by-case investment decisions, and the size of the Fund’s cash reserve may reflect the Sub-Adviser’s ability to find companies that meet valuation criteria rather than its market outlook. Bonds, bank loans and convertible securities may be purchased to gain additional exposure to a company or for their income or other features. Maturity and quality are not necessarily major considerations. There are no specified limits on the maturities or credit ratings of the debt instruments in which the Fund invests. The Fund may invest up to 30% of its total assets in below-investment grade securities (BB and lower, or an equivalent rating). If a security is split rated (i.e., rated investment grade by at least one rating agency and non-investment grade by another rating agency), the higher rating will be used for purposes of measuring this 30% limit. There is no limit on the Fund’s investments in convertible securities. The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Strategy Portfolio Concentration [Text]	The Fund invests primarily in stocks of established large capitalization companies. The Fund normally invests at least 50% of its total assets in stocks of U.S. companies, but also may invest in stocks of foreign companies.
Balanced Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by using a “fund-of-funds” strategy. Accordingly, the Fund invests in a combination of other Penn Series Funds (each, an “underlying fund” and, collectively, the “underlying funds”) in accordance with its target asset allocation. These underlying funds invest their assets directly in equity, fixed income, money market and other securities in accordance with their own investment objectives and policies. The underlying funds are managed using both indexed and active management strategies. The Fund intends to invest primarily in a combination of underlying funds; however, the Fund may invest directly in equity and fixed income securities and cash equivalents, including money market securities.
Under normal circumstances, the Fund will invest 50%-70% of its assets in stock and other equity underlying funds, 30%-50% of its assets in bond and other fixed income funds, and 0%-20% of its assets in money market funds. The Fund’s allocation strategy is designed to provide a mix of the growth opportunities of stock investing with the income opportunities of bonds and other fixed income securities.
The Fund’s underlying equity fund allocation will primarily track the performance of the large capitalization company portion of the U.S. stock market. The Fund’s underlying fixed income fund allocation will be invested primarily in a broad range of investment grade fixed income securities (although up to 10% of the underlying fund may be invested in non-investment grade securities (commonly known as “junk bonds”)), and is intended to provide results consistent with the broad U.S. fixed income market.
The following chart shows the Fund’s target asset allocation among the various asset classes. The Adviser may permit modest deviations from the target asset allocations listed below. Market appreciation or depreciation may cause the Fund to be outside of its target asset allocation range. In addition, differences in the performance of the underlying funds and the size and frequency of purchase and redemption orders may affect the Fund’s actual allocations. Accordingly, the Fund’s actual allocations may differ from this illustration.

Asset Classes and Underlying Funds	Target Asset Allocation
Equity Fund	50% - 70%
Penn Series Index 500 Fund
Fixed Income Fund	30% - 50%
Penn Series Quality Bond Fund
Money Market Fund	0% - 20%
Penn Series Money Market Fund
The Fund’s investment performance is directly related to the investment performance of the underlying funds. A brief description of each underlying fund’s principal investment strategy is provided below.

Underlying Funds	Investment Objective and Principal Investment Strategy
Penn Series Index 500 Fund	Seeks a total return (capital appreciation and income) which corresponds to that of the S&P 500® Index. Under normal circumstances, the Fund intends to invest substantially all of its assets in securities of companies included in the Index and close substitutes (such as index futures contracts) that are designed to track the S&P 500® Index.
Penn Series Quality Bond Fund	Seeks to maximize total return over the long term consistent with the preservation of capital. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in marketable investment grade debt securities.
Penn Series Money Market Fund	Seeks current income, while preserving capital and liquidity. The Fund is a government money market fund and will invest no less than 99.5% of its total assets in government securities, cash or repurchase agreements that are collateralized fully by government securities or cash.

Strategy Portfolio Concentration [Text]	The Fund seeks to achieve its investment objective by using a “fund-of-funds” strategy.
Large Growth Stock Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of large capitalization companies. For purposes of this policy, large capitalization companies have market capitalizations that fall within the market capitalization range of companies in the Russell 1000® Growth Index at the time of purchase (as of March 31, 2026, and as provided by the Sub-Adviser, this range was between $1.1 billion and $4.24 trillion). Because the Fund’s definition of large capitalization companies is dynamic, the lower and upper limits on market capitalization will change with the markets. The Fund will invest primarily in common stocks of well established companies the Sub-Adviser believes have long-term growth potential. In selecting the Fund’s investments, the Sub-Adviser generally seeks to invest in companies that have strong cash flow, an above-average rate of earnings growth, and a lucrative niche in the economy that gives them the ability to sustain earnings momentum or the ability to expand even during times of slow economic growth. The Sub-Adviser believes when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price. The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities. While the Fund’s sector and industry exposure is expected to vary over time, as of February 28, 2026, the Fund had significant exposure to the Information Technology Sector, Communication Services Sector, and Consumer Discretionary Sector, as each sector is defined by the Global Industry Classification Standard.
In pursuing its investment objective, the Sub-Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. Those situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development.
While most assets will be invested in exchange-listed U.S. common stocks, other securities may also be purchased, including foreign stocks (up to 25% of total assets), in keeping with the Fund’s objectives.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of large capitalization companies.
Large Cap Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of U.S. companies with large market capitalizations. For purposes of this policy, large capitalization companies have market capitalizations of more than $10 billion at the time of purchase. The Sub-Adviser focuses on investing the Fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (i.e., growth companies). Growth companies tend to have stock prices that are high relative to their earnings, dividends, book value, or other financial measures. While the Fund primarily invests in the common stocks of large capitalization companies, the Fund may invest a portion of its net assets (no more than 20%) in small and medium capitalization companies with market capitalizations of less than $10 billion at the time of purchase. The Sub-Adviser normally invests the Fund’s assets across different industries and sectors, but the Sub-Adviser may invest a significant percentage of the Fund’s assets in a single industry or sector. While the Fund’s sector and industry exposure is expected to vary over time, as of February 28, 2026, the Fund had significant exposure to the Information Technology Sector, Financials Sector, Industrials Sector, and Health Care Sector, as each sector is defined by the Global Industry Classification Standard. The Sub-Adviser may invest a significant percentage of the Fund’s assets in a single issuer or a small number of issuers. The Fund also may invest up to 20% of its net assets in foreign securities at the time of purchase. The Fund may participate in initial public offerings (“IPOs”).
The Sub-Adviser uses an active bottom-up investment approach to buying and selling investments for the Fund. Investments are selected primarily based on fundamental analysis of individual issuers and their potential in light of their financial condition, and market, economic, political, and regulatory conditions. Factors considered may include analysis of an issuer’s earnings, cash flows, competitive position, and management ability. Quantitative screening tools that systematically evaluate an issuer’s valuation, price and earnings momentum, earnings quality, and other factors may also be considered.
Due to its investment strategy, the Fund may buy and sell securities frequently, which may result in higher transaction costs and may lower fund performance.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of U.S. companies with large market capitalizations.
Large Core Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]
The Fund attempts to achieve its investment objective by investing primarily in equity securities of large capitalization growth-oriented U.S. companies. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of borrowings for investment purposes, in securities of large-capitalization companies. For purposes of this policy, large capitalization companies have market capitalizations of at least $10 billion at the time of acquisition. Growth-oriented companies are those whose earnings the Sub-Adviser believes are likely to grow faster than the economy.
The Sub-Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Sub-Adviser typically invests in companies it believes possess a structural competitive advantage or durable market leadership position.
A competitively advantaged business model can be defined by such factors as: brand loyalty, proprietary technology, cost structure, scale, exclusive access to data, or distribution advantages. Other factors considered include strength of management; level of competitive intensity; return of capital; strong balance sheets and cash flows; the potential for substitute products; and the interaction and bargaining power between a company, its customers, suppliers, and competitors. The Sub-Adviser’s process for selecting stocks utilizes fundamental analysis and quantitative analysis during the research process.
From a quantitative standpoint, the Sub-Adviser focuses on the level of profitability, capital intensity, cash flow and capital allocation measures, as well as earnings growth rates and valuations. The Sub-Adviser’s fundamental research seeks to identify those companies that it believes possess a sustainable competitive advantage, an important characteristic which typically enables a company to generate above-average levels of profitability and the ability to sustain growth over the long term. The Fund typically holds a limited number of stocks (generally 35 to 50). While the Fund’s sector and industry exposure is expected to vary over time, as of February 28, 2026, the Fund had significant exposure to the Communication Services Sector, Financials Sector, Health Care Sector, and Information Technology Sector, as each sector is defined by the Global Industry Classification Standard.
Many of the companies in which the Fund may invest have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies, even if the Fund is not invested directly in such markets.
In general, the Sub-Adviser may sell a security when, in the Sub-Adviser’s opinion, a company experiences deterioration in its growth and/or profitability characteristics, or a fundamental breakdown of its sustainable competitive advantages. The Sub-Adviser also may sell a security if it believes that the security no longer presents sufficient appreciation potential; this may be caused by, or be an effect of, changes in the industry or sector of the issuer, loss by the company of its competitive position, poor execution by management, the threat of technological disruption and/or poor use of resources. The Sub-Adviser also may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

Strategy Portfolio Concentration [Text]	The Fund attempts to achieve its investment objective by investing primarily in equity securities of large capitalization growth-oriented U.S. companies. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of borrowings for investment purposes, in securities of large-capitalization companies.
Large Cap Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]
The Fund will invest primarily in equity securities, of U.S. and non-U.S. incorporated entities, including, but not limited to common stock, American Depositary Receipts (“ADRs”), equity real estate investment trusts (“REITs”), preferred securities and convertible preferred securities. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of large capitalization companies. For purposes of this policy, large capitalization companies are those with market-capitalizations greater than $2 billion. The Fund primarily invests in common stocks that the Sub-Adviser deems to be underpriced relative to long-term earnings and for cash flow potential.
The Sub-Adviser attempts to reduce the Fund’s exposure to market risks by diversifying its investments, that is, by not holding a substantial amount of stock of any one company and by not investing too great a percentage of the Fund’s assets in any one company. In selecting securities for purchase or sale by the Fund, the Sub-Adviser selects securities one at a time before considering industry trends. This is called a “bottom-up approach.” The Sub-Adviser uses a fundamental analysis to select securities that it believes are undervalued relative to long-term earnings and cash flow potential. While this process and the inter-relationship of the factors used may change over time and its implementation may vary in particular cases, the Sub-Adviser currently considers one or more of the following factors when assessing a company’s business prospects: attractive valuation, future supply/demand conditions for its key products, product cycles, quality of management, competitive position in the market place, reinvestment plans for cash generated, and better-than-expected earnings reports. The Sub-Adviser may consider selling a stock for one or more of the following reasons: the stock price is approaching its target, the company’s fundamentals are deteriorating, or alternative investment ideas have been developed.
While the Fund primarily invests in large capitalization companies, the Fund may invest a portion of its assets (no more than 20%) in small and medium capitalization companies. In addition to common stocks, the Fund may invest in other equity securities, including preferred stocks, warrants, rights, and convertible securities. The Fund may also invest up to 25% of its assets in securities of foreign issuers, options for hedging and investment purposes, and REITs. The Fund anticipates investing primarily in equity REITs as opposed to mortgage or other types of REITs, which generally invest in and own properties, such as commercial properties, and generate revenue from these property rents. The Fund may also invest up to 15% of its assets in securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A Securities”). While the Fund’s sector and industry exposure is expected to vary over time, as of February 28, 2026, the Fund had significant exposure to the Communication Services Sector, Consumer Discretionary Sector, Consumer Staples Sector, Financials Sector, Health Care Sector, Industrials Sector, and Information Technology Sector, as each sector is defined by the Global Industry Classification Standard.
Except as provided above and subject to the provisions of the 1940 Act, the Fund is not limited in the percentage of its assets that it may invest in these instruments. Securities of foreign issuers that are represented by ADRs or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are not considered “foreign securities” for purposes of this investment restriction. The Fund may invest up to 5% of its assets, as determined at the time of purchase, in any one company.

Strategy Portfolio Concentration [Text]	The Fund will invest primarily in equity securities, of U.S. and non-U.S. incorporated entities, including, but not limited to common stock, American Depositary Receipts (“ADRs”), equity real estate investment trusts (“REITs”), preferred securities and convertible preferred securities. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equitysecurities of large capitalization companies.
Large Core Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]
The Fund invests primarily in value stocks of large capitalization companies. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of large capitalization companies. The portfolio managers generally consider large capitalization companies to be those companies having market capitalizations within the range of companies included in the Russell 1000® Value Index, although the portfolio will primarily consist of stocks with a market capitalization equal to or greater than the median market capitalization of companies included in such index. As of March 31, 2026, and as provided by the Sub-Adviser, the capitalization range of the Russell 1000® Value Index was $907 million to $3.47 trillion, and the median market capitalization was $14.84 billion. Because the Fund’s definition of large capitalization companies is dynamic, it will change with the markets. Value stocks are stocks that, in the opinion of the Sub-Adviser, are inexpensive or undervalued relative to the intrinsic value of the company.
The Fund primarily invests in dividend-paying stocks, but may also invest in non-income producing stocks. The Fund may invest in convertible debt securities of any credit quality (including securities rated below investment grade (so-called “junk”)).
The Fund may invest in publicly traded real estate investment trusts (“REITs”). The Fund may invest up to 25% of its total assets in foreign securities, some of which may be located in emerging market countries. Securities of foreign issuers that are represented by American Depositary Receipts (“ADRs”) are not subject to this restriction. The Fund may invest in exchange-traded funds (“ETFs”), a type of pooled investment vehicle, in order to manage cash positions or seek exposure to certain markets or market sectors. While the Fund’s sector and industry exposure is expected to vary over time, as of February 28, 2026, the Fund had significant exposure to the Financials Sector, Health Care Sector, and Industrials Sector, as each sector is defined by the Global Industry Classification Standard.
Investment decisions are made primarily on the basis of fundamental research. The Sub-Adviser may consider a company’s earnings or cash flow capabilities, dividend prospects, financial strength, growth potential, the strength of the company’s business franchises and management team, sustainability of a company’s competitiveness, and estimates of a company’s net value when selecting securities. These considerations may be taken into account alongside other fundamental research in the investment selection process. The Sub-Adviser may sell a security when the Sub-Adviser’s price objective for the security is reached, the fundamentals of the company deteriorate, a security’s price falls below acquisition cost or to pursue more attractive investment options.
The Fund may buy and sell portfolio securities actively. If it does, its portfolio turnover rate and transaction costs will rise, which may lower Fund performance.

Strategy Portfolio Concentration [Text]	The Fund invests primarily in value stocks of large capitalization companies. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of large capitalization companies.The Fund primarily invests in dividend-paying stocks, but may also invest in non-income producing stocks.
Index 500 Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities listed in the S&P 500® Index (the “Index”). Under normal circumstances, however, the Fund intends to invest substantially all of its assets in securities of companies included in the Index and close substitutes (such as index futures contracts) that are designed to track the Index. The Index is a well-known stock market index that includes common stocks of approximately 500 companies from all major industries that measures the performance of the large-cap sector of the market. Stocks in the Index are weighted according to their float adjusted capitalizations. The Index is rebalanced quarterly after the close of business on the third Friday of March, June, September and December. The Fund will concentrate (invest 25% or more of the value of its assets) in the securities of issuers having their principal business activities in the same industry if the Index is also concentrated in such industry. While the Fund’s sector and industry exposure is expected to vary over time, as of February 28, 2026, the Fund had significant exposure to the Information Technology Sector, Financials Sector, Communication Services Sector, and Consumer Discretionary Sector, as each sector is defined by the Global Industry Classification Standard.
The Sub-Adviser does not manage the Fund according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment.
Instead, the Sub-Adviser utilizes a “passive” or “indexing” investment approach, seeking to replicate the investment performance that, before expenses, corresponds generally to the total return of the Index.
The Sub-Adviser seeks to replicate the returns of the Index by investing in the securities of the Index in approximately their Index weight. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index in proportions expected to match generally the performance of the Index as a whole. In addition, from time to time, stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index, or purchase stocks that are not yet represented in the Index, in anticipation of their removal from or addition to the Index.
The Sub-Adviser may at times purchase or sell futures contracts in lieu of investment directly in the stocks making up the Index. The Sub-Adviser might do so, for example, in order to increase the Fund’s investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Sub-Adviser might use futures to reduce its investment exposure to the Index in situations where it intends to sell a portion of the stocks in the Fund’s portfolio but the sale has not yet been completed.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities listed in the S&P 500® Index (the “Index”). Under normal circumstances, however, the Fund intends to invest substantially all of its assets in securities of companies included in the Index and close substitutes (such as index futures contracts) that are designed to track the Index. The Index is a well-known stock market index that includes common stocks of approximately 500 companies from all major industries that measures the performance of the large-cap sector of the market. Stocks in the Index are weighted according to their float adjusted capitalizations. The Index is rebalanced quarterly after the close of business on the third Friday of March, June, September and December. The Fund will concentrate (invest 25% or more of the value of its assets) in the securities of issuers having their principal business activities in the same industry if the Index is also concentrated in such industry.
Mid Cap Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]
The Sub-Adviser seeks to achieve its objective by investing primarily in common stocks of mid-capitalization companies that the Sub-Adviser believes are high quality and/or offer above-average growth potential. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of mid-capitalization companies. For purposes of this policy, mid-capitalization companies have market capitalizations that fall within the market capitalization range of companies in the Russell Midcap® Growth Index at the time of purchase (as of March 31, 2026, and as provided by the Sub-Adviser, this range was between $1,330 billion and $101,277 billion). Because the Fund’s definition of mid-cap companies is dynamic, the lower and upper limits on market capitalization will change with the markets.
In selecting securities for the Fund, the Sub-Adviser primarily emphasizes a bottom-up (researching individual issuers) approach and focuses on companies it believes have the potential for strong growth, increasing profitability, stable and sustainable revenue and earnings streams, attractive valuations and sound capital structures. The Sub-Adviser may look at a number of factors in its consideration of a company, such as: new or innovative products or services; adaptive or creative management; strong financial and operational capabilities to sustain multi-year growth; stable and consistent revenue, earnings, and cash flow; a strong balance sheet; market potential; and profit potential. Part of the Sub-Adviser’s investment process also includes a review of the macroeconomic environment, with a focus on factors such as interest rates, inflation, consumer confidence and corporate spending.
Generally, in determining whether to sell a security, the Sub-Adviser considers many factors, including what it believes to be excessive valuation given company growth prospects, deterioration of fundamentals, weak cash flow to support shareholder returns, and unexpected and poorly explained management changes. The Sub-Adviser also may sell a security to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.
The Fund may have a significant portion of its assets invested in securities of companies conducting business in a broadly related group of industries within one or more economic sectors. While the Fund’s sector and industry exposure is expected to vary over time, as of February 28, 2026, the Fund had significant exposure to the Consumer Discretionary Sector, Health Care Sector, Industrials Sector, and Information Technology Sector, as each sector is defined by the Global Industry Classification Standard.

Strategy Portfolio Concentration [Text]	The Sub-Adviser seeks to achieve its objective by investing primarily in common stocks of mid-capitalization companies that the Sub-Adviser believes are high quality and/or offer above-average growth potential. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of mid-capitalization companies.
Mid Cap Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of mid-cap companies. For purposes of this policy, mid capitalization companies have market capitalizations that fall within the market capitalization range of companies in the Russell Midcap® Index at the time of purchase (as of March 31, 2026, and as provided by the Sub-Adviser, this range was between $122 million and $105,945 billion). Because the Fund’s definition of mid-cap companies is dynamic, the lower and upper limits on market capitalization will change with the markets. In selecting individual securities, the Sub-Adviser uses bottom-up, fundamental research to identify high quality companies that are trading at a substantial discount to their intrinsic value, defined as the Sub-Adviser’s estimate of a company’s true long-term economic worth, where there is a strategic plan or event that is expected to both enhance value and narrow the value/price gap. Intrinsic value reflects the Sub-Adviser’s analysis and estimates. There is no guarantee that any intrinsic value will be realized; security prices may decrease regardless of intrinsic values. Applying a consistent, private equity-style investment framework, the Sub-Adviser focuses its research efforts on a company’s long-term outlook and strategic catalysts that can potentially unlock value. Their approach emphasizes asset values and cash flows, directly engaging a company’s management team to evaluate its strategic direction, execution abilities and direct incentive compensation.
The Sub-Adviser will consider reducing or eliminating a position when the gap between its price and its intrinsic value has narrowed or been eliminated or when other opportunities appear more attractive. Changes in management or corporate strategy, or the failure of a company to perform as expected, may also result in the reduction or elimination of a position. The Sub-Adviser does not have an automatic sell decision when a holding increases to a certain market capitalization level or based on underperformance. They would continue to hold a stock if they believed that it could ultimately contribute to performance.
While the Fund’s sector and industry exposure is expected to vary over time, as of February 28, 2026, the Fund had significant exposure to the Financials Sector and Industrials Sector, as each sector is defined by the Global Industry Classification Standard.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of mid-cap companies.
Mid Core Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]
Under normal market conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of medium capitalization companies. For purposes of the Fund’s investments, equity securities include common stock, preferred stock, and equity-equivalent securities, such as convertible securities, stock futures contracts or stock index futures contracts. The Sub-Adviser considers medium size companies whose market capitalization at the time of purchase is within the capitalization range of the Russell 3000® Index, excluding the largest 100 such companies, for inclusion in the Fund’s portfolio. As of March 31, 2026, and as provided by the Sub-Adviser, this capitalization range was between $4.39 million and $111.25 billion. The Sub-Adviser intends to manage the Fund so that its weighted capitalization falls within the capitalization range of the members of the Russell Midcap® Index.
As of March 31, 2026, and as provided by the Sub-Adviser, this capitalization range was between $907.1 million and $116.8 billion. In selecting stocks for the Fund, the Sub-Adviser looks for companies whose stock price may not reflect the company’s value. The Sub-Adviser attempts to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the Sub-Adviser believes more accurately reflects the fair value of the company. The Fund may invest a portion of its assets in foreign securities when these securities meet the Sub-Adviser’s standards of selection. The Sub-Adviser may sell stocks from the Fund’s portfolio if it believes a stock no longer meets its valuation criteria, a stock’s risk parameters outweigh its return opportunity, more attractive alternatives are identified or specific events alter a stock’s prospects. The Fund may engage in active and frequent trading of portfolio securities in the pursuit of its investment objective.
While the Fund’s sector and industry exposure is expected to vary over time, as of February 28, 2026, the Fund had significant exposure to the Financials Sector, Health Care Sector, and Industrials Sector, as each sector is defined by the Global Industry Classification Standard.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of medium capitalization companies.
Smid Cap Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]
The Fund attempts to achieve its investment objective by investing primarily in common stocks of small and medium capitalization U.S. companies. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small and medium capitalization companies. For purposes of this policy, small and medium capitalization companies have market capitalizations that fall within the outside range of the market capitalizations of companies in the Russell 2000® Growth Index and the Russell Midcap® Growth Index at the time of purchase (as of March 31, 2026, and as provided by the Sub-Adviser, this range was between $3 million and $96 billion). Because the Fund’s definition of small and medium capitalization companies is dynamic, the lower and upper limits on market capitalization will change with the markets. If the market capitalization of a company held by the Fund moves outside the range, the Fund may, but is not required to, sell the security. The Fund’s investments in small capitalization companies may include micro-capitalization companies. Although the Fund invests primarily in publicly traded U.S. securities, the Fund may invest up to 25% of its net assets in foreign securities, including securities of issuers in countries with emerging markets or economies and securities quoted in foreign currencies. The Fund may also invest in privately held companies and companies that only recently began to trade publicly.
The Sub-Adviser on behalf of the Fund employs a fundamental equity growth investment process that involves evaluating potential investments based on specific characteristics believed to indicate a high-quality business with sustainable growth, including strong business franchises, favorable long-term prospects, and excellent management. The Sub-Adviser will also consider valuation of companies when determining whether to buy and/or sell securities. No one factor or consideration is determinative in the stock selection process. With respect to the valuation of any private companies held by the Fund, the Sub-Adviser will consider a variety of factors it deems appropriate and reliable, including but not limited to, analyses of valuations of publicly traded companies in a similar line of business. The Sub-Adviser may decide to sell a position for various reasons, including when a company’s fundamental outlook deteriorates, because of valuation and price considerations, for risk management purposes, or when a company is deemed to be misallocating capital or a company no longer fits within the Fund’s definition of a small or medium capitalization company.
The Fund may also invest in the aggregate up to 20% of its net assets in securities of companies that fall outside of the aforementioned small and medium capitalization range at the time of investment. The Fund may also invest in American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”), shares of other investment companies and exchange-traded funds (“ETFs”), derivatives, such as futures, options, and swap agreements, and fixed income securities, such as government, corporate and bank debt obligations.
While the Fund’s sector and industry exposure is expected to vary over time, as of February 28, 2026, the Fund had significant exposure to the Industrials Sector, Information Technology Sector, Health Care Sector, and Consumer Discretionary Sector, as each sector is defined by the Global Industry Classification Standard.

Strategy Portfolio Concentration [Text]	The Fund attempts to achieve its investment objective by investing primarily in common stocks of small and medium capitalization U.S. companies. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small and medium capitalization companies.
Smid Cap Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]
The Fund invests primarily in a diversified portfolio of equity securities of small and medium capitalization U.S. companies, generally representing 60 to 125 companies. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small and medium capitalization companies. For this Fund, small and medium capitalization companies are those that, at the time of investment, fall within the capitalization range between the smallest company in the Russell 2500™ Value Index (as of March 31, 2026, and as provided by the Sub-Adviser, this amount was $18.8 million) and the market capitalization of the largest company in the Russell 2500™ Value Index (as of March 31, 2026, and as provided by the Sub-Adviser, this amount was $93.8 billion). Because the Fund’s definition of small and medium capitalization companies is dynamic, the lower and upper limits on market capitalization will change with the markets. The Fund’s investments in small capitalization companies may include micro-capitalization companies.
The Fund invests in companies that are determined by the Sub-Adviser to be undervalued, using its fundamental value approach. In selecting securities for the Fund, the Sub-Adviser uses its fundamental research to identify companies whose long-term earnings power is not reflected in the current market price of their securities. The Sub-Adviser’s fundamental value approach to equity investing generally defines value as the relationship between a security’s current price and its intrinsic economic value, as measured by long-term earnings prospects.
To the extent that companies involved in certain industries may from time to time constitute a material portion of the universe of small and medium capitalization companies, the Fund may also invest significantly in these industries (but not more than 25% of its total assets in any one industry). While the Fund’s sector and industry exposure is expected to vary over time, as of February 28, 2026, the Fund had significant exposure to the Financials Sector, Health Care Sector, Industrials Sector, and Information Technology Sector, as each sector is defined by the Global Industry Classification Standard. The Fund may invest in American Depositary Receipts (“ADRs”) and non-U.S. securities.
The Sub-Adviser will generally sell a security when it reaches fair value on a risk-adjusted basis. Typically, growth in the size of a company’s market capitalization relative to other domestically traded companies will not cause the Sub-Adviser to dispose of the security.
The Fund may invest in securities issued by non-U.S. companies and enter into forward commitments (forward and futures contracts and swap agreements).

Strategy Portfolio Concentration [Text]	The Fund invests primarily in a diversified portfolio of equity securities of small and medium capitalization U.S. companies, generally representing 60 to 125 companies. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of small and medium capitalization companies.To the extent that companies involved in certain industries may from time to time constitute a material portion of the universe of small and medium capitalization companies, the Fund may also invest significantly in these industries (but not more than 25% of its total assets in any one industry).
Small Cap Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]
The Fund seeks to achieve capital appreciation by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small capitalization companies with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market capitalization of companies constituting the Russell 2000® Growth Index at the time of investment. The small capitalization companies in which the Fund invests are selected for their growth potential. The Fund’s investments in small capitalization companies may include micro-capitalization companies.
The Sub-Adviser applies a “bottom up” approach in choosing investments. In other words, the Sub-Adviser looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Fund’s investment policies. While the Fund’s sector and industry exposure is expected to vary over time, as of February 28, 2026, the Fund had significant exposure to the Health Care Sector, Industrials Sector, and Information Technology Sector, as each sector is defined by the Global Industry Classification Standard.

Strategy Portfolio Concentration [Text]	The Fund seeks to achieve capital appreciation by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of small capitalization companies with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market capitalization of companies constituting the Russell 2000® Growth Index at the time of investment.
Small Cap Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]
The Fund is managed using a value oriented approach. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a diversified portfolio of equity investments in small-cap issuers with public stock market capitalizations (measured at the time of purchase) within the range of the market capitalization of companies constituting the Russell 2000® Value Index at the time of investment (as of March 31, 2026, and as provided by the Sub-Adviser, this range was between $15 million and $34 billion). If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities. Because the Fund’s definition of small-cap issuers is dynamic, the lower and upper limits on market capitalization will change with the markets. The Fund’s investments in small capitalization companies may include micro-capitalization companies and “unseasoned companies,” which are companies that (together with their predecessors) have operated for less than three years. The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price to book ratio and lower forecasted growth values. Under normal circumstances, the Fund’s investment horizons for ownership of stocks will be two to three years.
The Sub-Adviser on behalf of the Fund employs an equity investment process that involves: (1) using multiple industry-specific valuation metrics to identify real economic value and company potential in stocks, screened by valuation, profitability and business characteristics; (2) conducting in-depth company research and assessing overall business quality; (3) considering a wide range of factors as part of the fundamental investment process; and (4) buying those securities that a sector analyst recommends, taking into account feedback from the rest of the portfolio management team. No one factor or consideration is determinative in the stock selection process. The Sub-Adviser may decide to sell a position for various reasons, including valuation and price considerations, readjustment of the Sub-Adviser’s outlook based on subsequent events, the Sub-Adviser’s ongoing assessment of the quality and effectiveness of management, if new investment ideas offer the potential for better risk/reward profiles than existing holdings, or for risk management purpose.
Although the Fund will invest primarily in publicly traded U.S. securities, including real estate investment trusts (“REITs”), it may invest up to 25% of its net assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies. The Fund may, but is not required to, undertake hedging activities and may invest in certain instruments, such as forward currency exchange contracts, and may use certain techniques to hedge currency risks associated with the purchase of individual securities denominated in a foreign currency. The Fund may invest in the aggregate up to 20% of its net assets in companies with public stock market capitalizations outside the range of companies constituting the Russell 2000® Value Index at the time of investment and in fixed income securities, such as government, corporate, and bank debt obligations. While the Fund’s sector and industry exposure is expected to vary over time, as of February 28, 2026, the Fund had significant exposure to the Consumer Discretionary Sector, Financials Sector, and Industrials Sector, as each sector is defined by the Global Industry Classification Standard.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a diversified portfolio of equity investments in small-cap issuers with public stock market capitalizations (measured at the time of purchase) within the range of the market capitalization of companies constituting the Russell 2000® Value Index at the time of investment (as of March 31, 2026, and as provided by the Sub-Adviser, this range was between $15 million and $34 billion).
Small Cap Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities listed in the Russell 2000® Index (the “Index”). Under normal circumstances, however, the Fund intends to invest substantially all of its assets in securities of companies included in the Index and close substitutes (such as index futures contracts or other investment companies) that are designed to track the Index. The Index measures the performance of the 2,000 smallest companies (based on total market capitalization) in the Russell 3000® Index. The Index is rebalanced quarterly and reconstituted annually in June. The Fund will concentrate (invest 25% or more of the value of its assets) in the securities of issuers having their principal business activities in the same industry if the Index is also concentrated in such industry. While the Fund’s sector and industry exposure is expected to vary over time, as of February 28, 2026, the Fund had significant exposure to the Consumer
Discretionary Sector, Financials Sector, Health Care Sector, Industrials Sector, and Information Technology Sector, as each sector is defined by the Global Industry Classification Standard. The Fund’s investments in small capitalization companies may include micro-capitalization companies.
The Sub-Adviser does not manage the Fund according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Sub-Adviser utilizes a “passive” or “indexing” investment approach, seeking to replicate the investment performance that, before expenses, corresponds generally to the total return of the Index.
The Sub-Adviser seeks to replicate the returns of the Index by investing in the securities of the Index in approximately their Index weight. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index in proportions expected to match generally the performance of the Index as a whole. In addition, from time to time, stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index, or purchase stocks that are not yet represented in the Index, in anticipation of their removal from or addition to the Index.
The Sub-Adviser may at times purchase or sell futures contracts in lieu of investment directly in the stocks making up the Index. The Sub-Adviser might do so, for example, in order to increase the Fund’s investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Sub-Adviser might use futures to reduce its investment exposure to the Index in situations where it intends to sell a portion of the stocks in the Fund’s portfolio but the sale has not yet been completed.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities listed in the Russell 2000® Index (the “Index”). Under normal circumstances, however, the Fund intends to invest substantially all of its assets in securities of companies included in the Index and close substitutes (such as index futures contracts or other investment companies) that are designed to track the Index. The Index measures the performance of the 2,000 smallest companies (based on total market capitalization) in the Russell 3000® Index. The Index is rebalanced quarterly and reconstituted annually in June. The Fund will concentrate (invest 25% or more of the value of its assets) in the securities of issuers having their principal business activities in the same industry if the Index is also concentrated in such industry.
Developed International Index Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities listed in the MSCI® Europe, Australasia, Far East (MSCI EAFE) Index (the “Index”). Under normal circumstances, however, the Fund intends to invest substantially all of its assets in securities of companies included in the Index (including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”)) and close substitutes (such as index futures contracts) that are designed to track the Index. The Index is an arithmetic, market value-weighted average of the performance of approximately 1,000 securities primarily from Europe, Australia, Asia and the Far East. The Index is rebalanced quarterly as of the close of the last business day of February, May, August and November. The Fund will concentrate (invest 25% or more of the value of its assets) in the securities of issuers having their principal business activities in the same industry if the Index is also concentrated in such industry. While the Fund’s sector and industry exposure is expected to vary over time, as of February 28, 2026, the Fund had significant exposure to the Financials Sector, Health Care Sector, and Industrials Sector, as each sector is defined by the Global Industry Classification Standard. In addition, while the Fund’s country exposure is expected to vary over time, as of February 28, 2026, the Fund had significant exposure to Japan, France, and United Kingdom.
The Sub-Adviser does not manage the Fund according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Sub-Adviser utilizes a “passive” or “indexing” investment approach, seeking to replicate the investment performance that, before expenses, corresponds generally to the total return of the Index.
The Sub-Adviser seeks to replicate the returns of the Index by investing in the securities of the Index in approximately their Index weight. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, the Fund may purchase a sample of stocks in the Index in proportions expected to match generally the performance of the Index as a whole. In addition, from time to time, stocks are added to or removed from the Index. The Fund may sell stocks that are represented in the Index, or purchase stocks that are not yet represented in the Index, in anticipation of their removal from or addition to the Index.
The Sub-Adviser may at times purchase or sell futures contracts in lieu of investment directly in the stocks making up the Index. The Sub-Adviser might do so, for example, in order to increase the Fund’s investment exposure pending investment of cash in the stocks comprising the Index. Alternatively, the Sub‑Adviser might use futures to reduce its investment exposure to the Index in situations where it intends to sell a portion of the stocks in the Fund’s portfolio but the sale has not yet been completed. The Sub-Adviser may also enter into forward foreign currency exchange contracts in an attempt to match the Index’s currency exposures.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities listed in the MSCI® Europe, Australasia, Far East (MSCI EAFE) Index (the “Index”). Under normal circumstances, however, the Fund intends to invest substantially all of its assets in securities of companies included in the Index (including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”)) and close substitutes (such as index futures contracts) that are designed to track the Index. The Index is an arithmetic, market value-weighted average of theperformance of approximately 1,000 securities primarily from Europe, Australia, Asia and the Far East. The Index is rebalanced quarterly as of the close of the last business day of February, May, August and November. The Fund will concentrate (invest 25% or more of the value of its assets) in the securities of issuers having their principal business activities in the same industry if the Index is also concentrated in such industry.
International Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, such as common stocks, preferred stocks, convertible bonds, and warrants. The Fund will invest primarily in companies operating in the countries in Europe and the Pacific Basin.
The countries include the eleven Euro-zone countries (France, Germany, Italy, Spain, Portugal, Finland, Ireland, Belgium, the Netherlands, Luxembourg and Austria), the United Kingdom, Denmark, Sweden, Switzerland, Norway, Japan, Hong Kong, Australia, New Zealand, and Singapore. The Sub-Adviser employs bottom-up stock and business analysis to identify high-quality growth companies. Typically, these companies tend to be well managed with the following attributes: consistent operating histories and financial performance; favorable long-term economic prospects; free cash flow generation; and competent management that can be counted on to use cash flow wisely, and channel the reward from the business back to its shareholders. The Sub-Adviser’s goal is to construct a portfolio of high-quality growth companies in the developed markets of Europe and the Pacific Basin. With approximately 30-60 stocks, the Fund seeks to be well diversified and will have investments in at least 10 countries and 5 sectors at all times. While the Fund’s sector and industry exposure is expected to vary over time, as of February 28, 2026, the Fund had significant exposure to the Financials Sector, Industrials Sector, and Information Technology Sector, as each sector is defined by the Global Industry Classification Standard. In addition, while the Fund’s country exposure is expected to vary over time, as of February 28, 2026, the Fund had significant exposure to Canada and the United Kingdom.
The Fund may invest in securities of companies in emerging and developing markets. The Fund may, but is not required to, undertake hedging activities and may invest in certain instruments, such as forward currency exchange contracts, and may use certain techniques to hedge currency risks associated with the purchase of individual securities denominated in a foreign currency.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, such as common stocks, preferred stocks, convertible bonds, and warrants. The Fund will invest primarily in companies operating in the countries in Europe and the Pacific Basin.
Emerging Markets Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]
The Fund offers investors exposure to emerging economies through well-established companies. The securities selected for inclusion in the Fund are those of issuers that, in the opinion of the Sub-Adviser, are well-managed businesses with consistent operating histories and financial performance that have favorable long-term economic prospects and, in most cases, generate free cash flow. Over full market cycles, the investment style is designed with the objective of capturing part of the up market cycles and may offer protection in down market cycles.
Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities (or equity-linked instruments) of issuers located in emerging market countries; such issuers may be of any capitalization, but are expected to be primarily large-capitalization issuers. To obtain exposure to Chinese issuers, the Fund may invest in China A-Shares and other equity securities that provide similar exposure. Equity-linked instruments are instruments issued by financial institutions or special purpose entities located in foreign countries to provide the synthetic economic performance of a referenced equity security; these securities are valued at market value for purposes of the Fund’s requirement to invest 80% of its assets in emerging markets countries. Emerging markets countries consist of those countries MSCI defines as such for purposes of its MSCI Emerging Markets Index, which currently include Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. In determining “location” of an issuer, the Sub-Adviser primarily relies on the country where the issuer is incorporated. However, the country of risk is ultimately determined based on analysis of the following criteria: actual building address (domicile), primary exchange on which the security is traded, and country in which the greatest percentage of company revenues are generated. This evaluation is conducted to determine that the issuer’s assets are exposed to the economic fortunes and risks of the designated country.
While the Fund’s sector and industry exposure is expected to vary over time, as of February 28, 2026, the Fund had significant exposure to the Information Technology Sector, Consumer Staples Sector, Consumer Discretionary Sector, and Financials Sector, as each sector is defined by the Global Industry Classification Standard. In addition, while the Fund’s country exposure is expected to vary over time, as of February 28, 2026, the Fund had significant exposure to China, India, South Korea and Taiwan.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities (or equity-linked instruments) of issuers located in emerging market countries; such issuers may be of any capitalization, but are expected to be primarily large-capitalization issuers.
Real Estate Securities Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80%, and normally substantially all, of its net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities issued by real estate companies, including real estate investment trusts (“REITs”). The Fund considers companies real estate companies if such companies (i) derive at least 50% of their revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate; or (ii) have at least 50% of their assets in such real estate. REITs are companies that own interests in real estate or in real estate related loans or other interests, and their revenue primarily consists of rent derived from owned, income producing real estate properties and capital gains from the sale of such properties. A REIT in the U.S. is generally not taxed on income distributed to shareholders so long as it meets certain tax related requirements, including the requirement that it distribute substantially all of its taxable income to its shareholders. REIT-like entities are organized outside of the U.S. and have operations and receive foreign tax treatment similar to that of U.S. REITs. The Fund retains the ability to invest in real estate companies of any market capitalization. The Fund will concentrate at least 25% of its investments in securities issued by companies in the real estate industry. The Fund may invest up to 25% of its total assets in securities of foreign issuers which meet the same criteria for investment as domestic companies, or sponsored and unsponsored depositary receipts for such securities. Depositary receipts may take the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). In managing the Fund’s portfolio, the Sub-Adviser adheres to an integrated, bottom-up, relative value investment process.
The Fund may buy and sell portfolio securities actively. If it does, its portfolio turnover rate and transaction costs will rise, which may lower Fund performance.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80%, and normally substantially all, of its net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities issued by real estate companies, including real estate investment trusts (“REITs”). The Fund will concentrate at least 25% of its investments in securities issued by companies in the real estate industry.
Aggressive Allocation Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by using a “fund-of-funds” strategy. Accordingly, the Fund invests in a combination of other Penn Series Funds (each, an “underlying fund” and, collectively, the “underlying funds”) in accordance with its target asset allocations. These underlying funds invest their assets directly in equity, fixed income, money market and other securities in accordance with their own investment objectives and policies. The underlying funds are managed using both indexed and active management strategies.
The Fund has its own distinct target portfolio allocation and is designed to accommodate specific investment goals and risk tolerances. Through its investments in the underlying funds, the Fund’s target allocation is intended to allocate the Fund’s assets among various asset classes, such as equity securities, fixed income securities and money market securities. The portfolio of the Fund is more heavily allocated to stocks, and reflects an aggressive approach.
In determining the asset allocation of the Fund, the Adviser will rely on the experience of its investment personnel and its evaluation of the overall financial markets, including, but not limited to, information about the economy, interest rates, and the long-term absolute and relative returns of various asset classes. Consideration will also be given to the investment styles of the managers of the underlying funds and their historic patterns of performance relative to their asset class and to other underlying funds. Periodic changes in allocations among the underlying funds will be based on information about the financial markets, changes within particular underlying funds, or the introduction of new Penn Series Funds that would, in the Adviser’s opinion, enhance the return potential of the Fund. These changes will be implemented as necessary, recognizing that these decisions tend to be long-term in nature, based on information about the financial markets and on the Fund’s investment objective.
The following chart shows the Fund’s target asset allocation among the various asset classes. The Adviser may permit modest deviations from the target asset allocations listed below. Accordingly, the Fund’s actual allocations may differ from this illustration.

Asset Class	Target Asset Allocation
Equity Funds	85% - 100%
Fixed Income and Money Market Funds	0% - 15%
The Adviser reserves the right to modify the Fund’s target asset allocations and to substitute other underlying funds and add additional underlying funds from time to time should circumstances warrant a change. The Adviser may periodically rebalance the Fund’s investments in the underlying funds to bring the Fund back within its target range.

Strategy Portfolio Concentration [Text]	The Fund seeks to achieve its investment objective by using a “fund-of-funds” strategy.
Moderately Aggressive Allocation Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by using a “fund-of-funds” strategy. Accordingly, the Fund invests in a combination of other Penn Series Funds (each, an “underlying fund” and, collectively, the “underlying funds”) in accordance with its target asset allocations. These underlying funds invest their assets directly in equity, fixed income, money market and other securities in accordance with their own investment objectives and policies. The underlying funds are managed using both indexed and active management strategies.
The Fund has its own distinct target portfolio allocation and is designed to accommodate specific investment goals and risk tolerances. Through its investments in the underlying funds, the Fund’s target allocation is intended to allocate the Fund’s assets among various asset classes, such as equity securities, fixed income securities and money market securities. The portfolio of the Fund is more heavily allocated to stocks, and reflects a moderately aggressive approach.
In determining the asset allocation of the Fund, the Adviser will rely on the experience of its investment personnel and its evaluation of the overall financial markets, including, but not limited to, information about the economy, interest rates, and the long-term absolute and relative returns of various asset classes. Consideration will also be given to the investment styles of the managers of the underlying funds and their historic patterns of performance relative to their asset class and to other underlying funds. Periodic changes in allocations among the underlying funds will be based on information about the financial markets, changes within particular underlying funds, or the introduction of new Penn Series Funds that would, in the Adviser’s opinion, enhance the return potential of the Fund. These changes will be implemented as necessary, recognizing that these decisions tend to be long-term in nature, based on information about the financial markets and on the Fund’s investment objective.
The following chart shows the Fund’s target asset allocation among the various asset classes. The Adviser may permit modest deviations from the target asset allocations listed below. Accordingly, the Fund’s actual allocations may differ from this illustration.

Asset Class	Target Asset Allocation
Equity Funds	70% - 100%
Fixed Income and Money Market Funds	0% - 30%
The Adviser reserves the right to modify the Fund’s target asset allocations and to substitute other underlying funds and add additional underlying funds from time to time should circumstances warrant a change. The Adviser may periodically rebalance the Fund’s investments in the underlying funds to bring the Fund back within its target range.

Strategy Portfolio Concentration [Text]	The Fund seeks to achieve its investment objective by using a “fund-of-funds” strategy.
Moderate Allocation Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by using a “fund-of-funds” strategy. Accordingly, the Fund invests in a combination of other Penn Series Funds (each, an “underlying fund” and, collectively, the “underlying funds”) in accordance with its target asset allocations. These underlying funds invest their assets directly in equity, fixed income, money market and other securities in accordance with their own investment objectives and policies. The underlying funds are managed using both indexed and active management strategies.
The Fund has its own distinct target portfolio allocation and is designed to accommodate specific investment goals and risk tolerances. Through its investments in the underlying funds, the Fund’s target allocation is intended to allocate the Fund’s assets among various asset classes, such as equity securities, fixed income securities and money market securities. The portfolio of the Fund is allocated among stock, bond and cash investments with a majority of its assets allocated to stocks, and is designed to offer investors an investment option that is less aggressive than the Penn Series Aggressive Allocation and Moderately Aggressive Allocation Funds, but more aggressive than the Penn Series Moderately Conservative Allocation and Conservative Allocation Funds.
In determining the asset allocation of the Fund, the Adviser will rely on the experience of its investment personnel and its evaluation of the overall financial markets, including, but not limited to, information about the economy, interest rates, and the long-term absolute and relative returns of various asset classes. Consideration will also be given to the investment styles of the managers of the underlying funds and their historic patterns of performance relative to their asset class and to other underlying funds. Periodic changes in allocations among the underlying funds will be based on information about the financial markets, changes within particular underlying funds, or the introduction of new Penn Series Funds that would, in the Adviser’s opinion, enhance the return potential of the Fund. These changes will be implemented as necessary, recognizing that these decisions tend to be long-term in nature, based on information about the financial markets and on the Fund’s investment objective.
The following chart shows the Fund’s target asset allocation among the various asset classes. The Adviser may permit modest deviations from the target asset allocations listed below. Accordingly, the Fund’s actual allocations may differ from this illustration.

Asset Class	Target Asset Allocation
Equity Funds	50% - 70%
Fixed Income and Money Market Funds	30% - 50%
The Adviser reserves the right to modify the Fund’s target asset allocations and to substitute other underlying funds and add additional underlying funds from time to time should circumstances warrant a change. The Adviser may periodically rebalance the Fund’s investments in the underlying funds to bring the Fund back within its target range.

Strategy Portfolio Concentration [Text]	The Fund seeks to achieve its investment objective by using a “fund-of-funds” strategy.
Moderately Conservative Allocation Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by using a “fund-of-funds” strategy. Accordingly, the Fund invests in a combination of other Penn Series Funds (each, an “underlying fund” and, collectively, the “underlying funds”) in accordance with its target asset allocations. These underlying funds invest their assets directly in equity, fixed income, money market and other securities in accordance with their own investment objectives and policies. The underlying funds are managed using both indexed and active management strategies.
The Fund has its own distinct target portfolio allocation and is designed to accommodate specific investment goals and risk tolerances. Through its investments in the underlying funds, the Fund’s target allocation is intended to allocate the Fund’s assets among various asset classes, such as equity securities, fixed income securities and money market securities. The portfolio of the Fund is more heavily allocated to bonds and cash investments, and reflects a moderately conservative approach.
In determining the asset allocation of the Fund, the Adviser will rely on the experience of its investment personnel and its evaluation of the overall financial markets, including, but not limited to, information about the economy, interest rates, and the long-term absolute and relative returns of various asset classes. Consideration will also be given to the investment styles of the managers of the underlying funds and their historic patterns of performance relative to their asset class and to other underlying funds. Periodic changes in allocations among the underlying funds will be based on information about the financial markets, changes within particular underlying funds, or the introduction of new Penn Series Funds that would, in the Adviser’s opinion, enhance the return potential of the Fund. These changes will be implemented as necessary, recognizing that these decisions tend to be long-term in nature, based on information about the financial markets and on the Fund’s investment objective.
The following chart shows the Fund’s target asset allocation among the various asset classes. The Adviser may permit modest deviations from the target asset allocations listed below. Accordingly, the Fund’s actual allocations may differ from this illustration.

Asset Class	Target Asset Allocation
Equity Funds	30% - 50%
Fixed Income and Money Market Funds	50% - 70%
The Adviser reserves the right to modify the Fund’s target asset allocations and to substitute other underlying funds and add additional underlying funds from time to time should circumstances warrant a change. The Adviser may periodically rebalance the Fund’s investments in the underlying funds to bring the Fund back within its target range.

Strategy Portfolio Concentration [Text]	The Fund seeks to achieve its investment objective by using a “fund-of-funds” strategy.
Conservative Allocation Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by using a “fund-of-funds” strategy. Accordingly, the Fund invests in a combination of other Penn Series Funds (each, an “underlying fund” and, collectively, the “underlying funds”) in accordance with its target asset allocations. These underlying funds invest their assets directly in equity, fixed income, money market and other securities in accordance with their own investment objectives and policies. The underlying funds are managed using both indexed and active management strategies.
The Fund has its own distinct target portfolio allocation and is designed to accommodate specific investment goals and risk tolerances. Through its investments in the underlying funds, the Fund’s target allocation is intended to allocate the Fund’s assets among various asset classes, such as equity securities, fixed income securities and money market securities. The portfolio of the Fund is more heavily allocated to bonds and cash investments, and reflects a conservative approach.
In determining the asset allocation of the Fund, the Adviser will rely on the experience of its investment personnel and its evaluation of the overall financial markets, including, but not limited to, information about the economy, interest rates, and the long-term absolute and relative returns of various asset classes. Consideration will also be given to the investment styles of the managers of the underlying funds and their historic patterns of performance relative to their asset class and to other underlying funds. Periodic changes in allocations among the underlying funds will be based on information about the financial markets, changes within particular underlying funds, or the introduction of new Penn Series Funds that would, in the Adviser’s opinion, enhance the return potential of the Fund. These changes will be implemented as necessary, recognizing that these decisions tend to be long-term in nature, based on information about the financial markets and on the Fund’s investment objective.
The following chart shows the Fund’s target asset allocation among the various asset classes. The Adviser may permit modest deviations from the target asset allocations listed below. Accordingly, the Fund’s actual allocations may differ from this illustration.

Asset Class	Target Asset Allocation
Equity Funds	20% - 40%
Fixed Income and Money Market Funds	60% - 80%
The Adviser reserves the right to modify the Fund’s target asset allocations and to substitute other underlying funds and add additional underlying funds from time to time should circumstances warrant a change. The Adviser may periodically rebalance the Fund’s investments in the underlying funds to bring the Fund back within its target range.

Strategy Portfolio Concentration [Text]	The Fund seeks to achieve its investment objective by using a “fund-of-funds” strategy.